Business combinations, acquisitions, sale and non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Selected Financial Data From Statements of Financial Position

Selected financial data from the statements of financial position

	December 31,
	2017		2018
Assets:
Current assets	Ps.	29,128,486	Ps.	29,854,542
Non-current assets		150,225,260		131,407,408

Total assets	Ps.	179,353,746	Ps.	161,261,950

Liabilities and equity:
Current liabilities	Ps.	30,192,384	Ps.	36,822,034
Non-current liabilities		89,048,150		80,023,800

Total liabilities		119,240,534		116,845,834
Equity attributable to equity holders of the parent		25,808,318		22,621,625
Non-controlling interest (1)		34,304,894		21,794,491

Total equity	Ps.	60,113,212	Ps.	44,416,116

Total liabilities and equity	Ps.	179,353,746	Ps.	161,261,950

(1)	In 2017 this amount includes Ps. 14,942,886 for the subordinated perpetual fixed rate bond (see Note 19).

Summary of Statements of Comprehensive Income

Summarized statements of comprehensive income

	For the year ended December 31,
	2016		2017		2018
Operating revenues	Ps.	85,185,177	Ps.	93,644,173	Ps.	100,716,444
Operating costs and expenses		81,590,233		86,920,692		95,984,880

Operating income	Ps.	3,594,944	Ps.	6,723,481	Ps.	4,731,564

Net income	Ps.	7,065,770	Ps.	5,656,132	Ps.	3,809,694

Total comprehensive income	Ps.	8,450,837	Ps.	7,737,797	Ps.	5,047,838

Net income attributable to:
Equity holders of the parent	Ps.	3,241,556	Ps.	2,884,627	Ps.	1,942,944
Non-controlling interest		3,824,214		2,771,505		1,866,750

	Ps.	7,065,770	Ps.	5,656,132	Ps.	3,809,694

Comprehensive income attributable to:
Equity holders of the parent	Ps.	4,311,801	Ps.	3,978,263	Ps.	2,574,397
Non-controlling interest		4,139,036		3,759,534		2,473,441

	Ps.	8,450,837	Ps.	7,737,797	Ps.	5,047,838